Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	1 Months Ended											3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended			6 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Jan. 15, 2013	Apr. 30, 2014	Mar. 18, 2014	Feb. 25, 2014	Jan. 27, 2014	Dec. 19, 2013	Dec. 31, 2013	Nov. 20, 2013	Nov. 25, 2013	Oct. 21, 2013	Sep. 30, 2013	Aug. 30, 2013	Sep. 30, 2014	Mar. 31, 2014	Apr. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 19, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Nov. 12, 2014	Oct. 23, 2014	Feb. 21, 2014	Feb. 26, 2014	Sep. 30, 2014	Apr. 17, 2014	Apr. 16, 2014	Mar. 31, 2014	Apr. 16, 2014	Dec. 29, 2013	Dec. 31, 2011	Jul. 08, 2014	Jan. 23, 2014	Jan. 22, 2014	Jun. 18, 2014	Jun. 04, 2014	Mar. 26, 2014	Mar. 21, 2014
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash							$ 150,000						$ 439,000			$ 439,000			$ 150,000							$ 439,000
Restructuring and Related Cost, Number of Positions Eliminated	12															12
Convertible Notes Payable						250,000	442,084					200,000	715,198			715,198		250,000	442,084							715,198
Proceeds from Convertible Debt			300,000	200,000	100,000	250,000			200,000			200,000				600,000	201,363
Warrants Issued During Period, Warrants (in Shares)						6,250,000										12,500,000			6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.02		$ 0.02	$ 0.49						$ 0.23			$ 0.23		$ 0.02	$ 0.49	$ 1.36						$ 0.23					$ 0.02	$ 3.57
Debt Conversion, Converted Instrument, Amount				200,000												392,612
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)				5,000,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%												8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.02	$ 0.02						$ 0.02			$ 0.02		$ 0.02	$ 0.02							$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days																20 days		20 days	20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)							$ 0.04									$ 0.04		$ 0.04	$ 0.04
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																			120.00%
Derivative Asset, Fair Value, Gross Liability						243,889	243,889						366,519			366,519		243,889	243,889							366,519
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net													48,607			31,924			65,962
Fair Value Assumptions, Expected Volatility Rate																			149.10%
Fair Value Assumptions, Risk Free Interest Rate																			0.70%
Fair Value Assumptions, Expected Term														4 years 36 days					4 years 36 days
Debt Instrument, Unamortized Discount							109,000												109,000
Line of Credit Facility, Expiration Period											1 year
Line of Credit Facility, Maximum Borrowing Capacity											500,000						500,000
Line of Credit Facility, Collateral Fees, Amount											5,000
Line of Credit Facility, Administrative Fee, Percentage											0.50%
Prepayment Fee, Percent											0.50%
Long-term Line of Credit							500,000			500,000	350,000		500,000			500,000	350,000		500,000							500,000
Proceeds from Lines of Credit								50,000	50,000	100,000
Amortization of Intangible Assets																85,039	83,969		113,071	67,919
Product Warranty Accrual, Current							344,990						366,128			366,128			344,990	329,680						366,128
Advertising Expense																			16,000	144,000
Number of Wholly Owned Subsidiaries							2												2
Restructuring Charges																0					3,000,000
Debt Instrument, Face Amount							650,000						940,000			940,000			650,000							940,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																												1,000,000		1,000,000
Stock Issued During Period, Shares, New Issues (in Shares)		500,000												500,000
Gains (Losses) on Extinguishment of Debt															769,148	769,148
Cash Equivalents, at Carrying Value							0						0			0			0							0
General and Administrative Expense [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Research and Development Expense																			243,000	649,000
Solar Panels and Inverters [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																			25 years
Solar Panels and Inverters [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																			15 years
Material and Workmanship [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																			5 years
Installation [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																			10 years
Installation [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																			5 years
Installation [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Other Liabilities, Current							968,000												968,000	1,100,000
Defective Products [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																			25 years
Defective Products [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																			5 years
Subsequent Event [Member] | Convertible Debt [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.04
Subsequent Event [Member] | Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.02
Debt Instrument, Face Amount				200,000
Subsequent Event [Member] | Southridge Partners IILP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from Issuance of Common Stock																						30,000
Additional Take Down Request Amount																							51,000										125,000
Stock Issued During Period, Shares, New Issues (in Shares)																						2,528,912	4,214,853
Shares Issued, Price Per Share (in Dollars per share)																						$ 0.012	$ 0.012
Subsequent Event [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from Convertible Debt					100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.02
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.02
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				5,000,000
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value																																		5,000,000
Litigation Settlement, Amount																								250,000	250,000
Market Value of Outstanding Debt Principal, Percent																																			25.00%
Extinguishment of Debt, Amount																								1,027,705
Discounted Stock Issuance Price																								250.00%	250.00%
Debt Settlement Price																								25.00%	25.00%
Solar Panels and Inverters [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																15 years
Material and Workmanship [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																5 years
Installation [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																10 years
Installation [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																5 years
Installation [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Other Liabilities, Current							968,000						913,000			913,000			968,000							913,000
Defective Products [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																25 years
Defective Products [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period																5 years
Convertible Debt [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.02	$ 0.02
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.02	$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days			20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)			$ 0.04
Derivative Asset, Fair Value, Gross Liability													123,000			123,000										123,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net													49,000													32,000
Debt Instrument, Face Amount			300,000	200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			7,500,000	5,000,000
Class of Warrant or Right, Term of Warrants or Rights			5 years
Patents [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period																			11 years
Finite-Lived Intangible Assets, Net							1,400,000												1,400,000
Finite-Lived Intangible Assets, Accumulated Amortization							201,000												201,000
Finite-Lived Intangible Asset, Useful Life																10 years 3 months			17 years
Amortization of Intangible Assets																			113,000	68,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months							114,000												114,000
Other Finite-Lived Intangible Assets, Gross							145,000												145,000
Settled Litigation [Member] | ASC Recap LLC [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)		8,079,800													8,079,800												8,079,800
Shares Issued, Price Per Share (in Dollars per share)		0.031													$ 0.031
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Equity Method Investment, Ownership Percentage							9.99%												9.99%
Line of Credit Facility, Administrative Fee, Amount											500
Minimum [Member] | Advances [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Interest Expense											500
Series D Preferred Stock [Member] | Securities Pledged as Collateral [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)											50						50
Series D Preferred Stock [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Convertible Notes Payable												200,000
Preferred Stock, Shares Issued (in Shares)												147
Long-term Line of Credit											350,000						350,000
ASC Recap LLC [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Litigation Settlement, Amount																									250,000		250,000
Agreement with Party to Sell Prior Debt Owed to Creditors, Amount of Prior Debt Owed																																			3,700,000
Market Value of Outstanding Debt Principal, Percent																																			25.00%
Extinguishment of Debt, Amount																									1,027,705
Discounted Stock Issuance Price																									250.00%
Debt Settlement Price																									25.00%
Gains (Losses) on Extinguishment of Debt																769,148
Advances [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											12.00%						12.00%
Interest Expense											500
Accounts Receivable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage											80.00%
Line of Credit Facility, Maximum Borrowing Capacity											200,000						200,000
Raw Materials [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage											50.00%
Finished Goods [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage											65.00%
Cash [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage											95.00%
Aggregate, Cash, Raw Material, and Finished Goods [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											300,000						300,000
Southridge Partners IILP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value				5,000,000
Common Stock, Shares Subscribed but Unissued (in Shares)																						2,200,000						3,200,000		3,200,000									35,000,000
Initial Take-Down Request, Amount																																						300,000
Proceeds from Issuance of Common Stock																												200,000	100,000
Additional Take Down Request Amount																																	$ 125,000			$ 100,000	$ 100,000
Stock Issued During Period, Shares, New Issues (in Shares)																														31,760,578
Shares Issued, Price Per Share (in Dollars per share)																												$ 0.02		$ 0.02